Intangible Assets	12 Months Ended
Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4. Intangible Assets

Intangible assets (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	Useful Lives	Intangible Assets, At Cost	Accumulated Amortization	Intangible Assets, Net
December 30, 2017:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(12,538)	$45,862
Customer lists	5 years	160	(103)	57
Leasehold interests	1–20 years	30,468	(9,540)	20,928
Computer software	3 years	15,940	(11,473)	4,467

Total intangibles—subject to amortization		104,968	(33,654)	71,314

Intangibles not subject to amortization
Liquor licenses		4,350	—	4,350

Totals		$109,318	$(33,654)	$75,664

December 29, 2018:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(16,431)	$41,969
Customer lists	5 years	160	(135)	25
Leasehold interests	1–20 years	30,468	(12,735)	17,733
Computer software	3 years	18,176	(14,324)	3,852

Total intangibles—subject to amortization		107,204	(43,625)	63,579

Intangibles not subject to amortization
Liquor licenses		5,245	—	5,245

Totals		$112,449	$(43,625)	$68,824

Amortization expense for intangible assets was $10.8 million, $11.3 million and $10.0 million for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively. During the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, there were no adjustments to the carrying value of intangible assets due to impairment charges. Estimated aggregate future amortization expense (in thousands) by fiscal year for intangible assets is as follows:

2019	$9,268
2020	8,143
2021	7,086
2022	6,320
2023	5,651
Thereafter	27,111

Total	$63,579